Share-based Payment Arrangements (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Share-based Payment Arrangements [Abstract]
Research and development expenses	$ 5,268	$ 4,640		$ 4,180
General and administrative expenses	5,195	6,397	[1]	3,003
Other expenses		29
Total share-based expense recognized	$ 773	$ 2,308		$ 400

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).